Annual Fund Operating Expenses - Mid-Cap Value ProFund	Nov. 27, 2020
Investor
Operating Expenses:
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	1.35%
Total Annual Fund Operating Expenses	2.10%
Service
Operating Expenses:
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	1.35%
Total Annual Fund Operating Expenses	3.10%